MERRILL LYNCH GLOBAL UTILITY FUND, INC.
                      Supplement Dated August 30, 2000
                     to Prospectus Dated March 28, 2000

     The Fund's name has been changed to Merrill Lynch Utilities and Telecommunications Fund, Inc.

     Accordingly, all references in the Prospectus to "Merrill Lynch Global Utility Fund, Inc." are hereby changed to "Merrill Lynch Utilities and Telecommunications Fund, Inc."


Code #11281-03-00ALL



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                     MERRILL LYNCH GLOBAL UTILITY FUND, INC.
                        Supplement Dated August 30, 2000
            to Statement of Additional Information Dated March 28, 2000

     The Fund's name has been changed to Merrill Lynch Utilities and Telecommunications Fund, Inc.

     Accordingly, all references in the Statement of Additional Information to "Merrill Lynch Global Utility Fund, Inc." are hereby changed to "Merrill Lynch Utilities and Telecommunications Fund, Inc."


Code #11281-03-00ALL